Warrant Liabilities (Tables)	9 Months Ended
Sep. 30, 2026
Other Liabilities Disclosure [Abstract]
Schedule of Carrying Value of Warrant Liabilities
The carrying value of the warrant liabilities as of September 30, 2026 and December 31, 2025 are as follows:

	September 30, 2026	December 31, 2025
MVS Warrants (previously SFTrust Warrants)	$—	$915
SVS Warrants (previously RBC Warrants)	—	959
Total warrant liabilities	$—	$1,874